Stock-Based Compensation Expense and Related Income Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expense	$ 57	$ 61	$ 53
Employee stock purchase plan expense	3	3	3
Total stock-based compensation expense	105	99	87
Income tax benefit on stock-based compensation	(39)	(37)	(33)
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock expense	40	23	10
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock expense	$ 5	$ 12	$ 21